INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 167,554	$ 125,166
Basis Difference in Life Insurance Contracts	109,903
Other	0	0
Gross deferred tax assets	277,457	125,166
Less: valuation allowance	0	(125,166)
Total deferred tax assets	277,457	0
Deferred tax liabilities:
Unrealized Gain	(1,641,277)
Other	0	$ 0
Gross deferred tax liabilities	(1,641,277)
Deferred tax liabilities—net of allowance	$ (1,363,820)